Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Income tax benefit recognized from operating losses	¥ 246	¥ 4,653	¥ 868
Domestic effective statutory tax rate	31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	¥ 15,026	¥ 16,135
Net deferred tax liabilities reported within Other liabilities	84,569	¥ 57,112
Undistributed earnings, No deferred tax provided	19,900
Operating loss carryforwards	2,042,991
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,087,034
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 807,151
Expiration year	Mar. 31, 2028
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 148,806
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	550,539
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	730,834
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	468,266
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	222,133
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 71,219
Tax Cuts and Jobs Act [Member]
Income Taxes [Line Items]
U.S. federal corporate income tax rate		21.00%
Reduction in deferred tax liabilities and deferred tax expense		¥ 2,776